SHARE OPTION PLANS - 2018 RSA Plan Non-Performance, Executive Leadership Team (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($) EquityInstruments	Jun. 30, 2021 EquityInstruments USD ($) $ / shares shares	Jun. 30, 2020 USD ($) EquityInstruments $ / shares shares
Grant Date Fair Market Value [Abstract]
Outstanding as of beginning of the period (in dollars per share)		$ 12.75	$ 12.75
Granted during the period (in dollars per share)		19.23
Exercised during the period (in dollars per share)		19.00
Forfeited / cancelled / expired during the period (in dollars per share)		15.96
Outstanding as of end of the period (in dollars per share)		$ 16.70	$ 12.75
Number [Abstract]
Outstanding as of beginning of the period (in shares) | EquityInstruments		338,432	338,432
Granted during the period (in shares) | EquityInstruments		525,143
Exercised during the period (in shares) | EquityInstruments		(1,442)
Forfeited / cancelled / expired during the period (in shares) | shares		(16,215)
Outstanding as of end of the period (in shares) | EquityInstruments		845,918	338,432
Bottom of Range [Member]
Stock Plan [Abstract]
Interest rate		6.00%
Top of Range [Member]
Stock Plan [Abstract]
Interest rate		9.76%
2018 Restricted Stock Awards (RSA) [Member]
Number [Abstract]
Granted during the period (in shares) | $	2,373,374
Exercised during the period (in shares) | $	(721,596)
2018 Restricted Stock Awards (RSA) [Member] | Bottom of Range [Member]
Number [Abstract]
Vested term		13 months
2018 Restricted Stock Awards (RSA) [Member] | Top of Range [Member]
Number [Abstract]
Vested term		4 years
2018 RSA Plan Non-Performance - Executive Leadership Team [Member]
Grant Date Fair Market Value [Abstract]
Outstanding as of beginning of the period (in dollars per share)		$ 0.61	$ 0.61
Forfeited / cancelled / expired during the period (in dollars per share)			0.61
Outstanding as of end of the period (in dollars per share)		0.61	0.61
Vested as of end of the period (in dollars per share)		$ 0.61	$ 0.61
Number [Abstract]
Outstanding as of beginning of the period (in shares) | $		918,719	1,006,519
Granted during the period (in shares) | EquityInstruments	970,893
Forfeited / cancelled / expired during the period (in shares) | shares			(87,800)
Outstanding as of end of the period (in shares) | $		918,719	918,719
Option vested (in shares) | shares		844,452	647,702
Percentage of outstanding shares vested		91.90%	70.50%
2018 RSA Plan Non-Performance - Executive Leadership Team [Member] | Bottom of Range [Member]
Number [Abstract]
Vested term		24 months
2018 RSA Plan Non-Performance - Executive Leadership Team [Member] | Top of Range [Member]
Number [Abstract]
Vested term		4 years
2018 RSA Plan Non-Performance - Executive Leadership Team [Member] | Promissory Note [Member]
Stock Plan [Abstract]
Interest rate		3.00%
Percentage of note in recourse portion		50.00%
Percentage of note in non-recourse portion		50.00%